Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The compensation committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with shareholder interests and links pay to performance through a blend of short-term and long-term performance measures. In 2023, incentive pay made up 59% of our Chief Executive Officer’s target total direct compensation and, on average, 69% of our other named executive officers’ target total direct compensation. This high utilization of incentive compensation results in higher total realized pay when our executive officers exceed the compensation committee-approved performance targets. Conversely, failure to achieve the approved targets results in lower realized pay, including the possibility that some awards pay zero at the end of their performance period.

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how the Company aligns executive compensation with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay-Versus-Performance Table

	Summary		Summary		Average Summary Compensation Table Total for	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO 1 – A. Panush[1]	Compensation Actually Paid to PEO 1 – A. Panush[2]	Compensation Table Total for PEO 2 – G. Wertheizer[1]	Compensation Actually Paid to PEO 2 – G. Wertheizer[2]	Non-PEO Named Executive Officers[1]	to Non-PEO Named Executive Officers[2]	Total Shareholder Return[3]	Peer Group Total Shareholder Return[4]	Net Income (loss)[5]	Total Revenues[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	$3,945,887	$2,409,828	N/A	N/A	$1,261,805	$733,942	$84	$213	$(11,878,000)	$97,419,000
2022	N/A	N/A	$2,064,442	$1,359,538	$1,184,102	$846,947	$95	$158	$(23,183,000)	$120,583,000
2021	N/A	N/A	$2,900,681	$5,154,793	$1,252,677	$2,345,304	$160	$230	$396,000	$113,832,000
2020	N/A	N/A	$3,046,985	$5,057,919	$1,284,745	$2,290,490	$169	$161	$(2,379,000)	$100,326,000

(1)

The dollar amounts reported in columns (b), (d) and (f) represent the amount of total compensation reported for the following executives for each corresponding covered year in the “Total” column of the table set forth under “Executive Compensation –– Compensation Tables – 2023 Summary Compensation.”

■	PEO 1: Amir Panush, our Chief Executive Officer for 2023.
■	PEO 2: Gideon Wertheizer, our former Chief Executive Officer for the years 2022, 2021 and 2020.
■

Other Non-PEO Named Executive Officers (Other “NEOs”) for each of the covered years: for 2023, 2022, 2021, and 2020, Yaniv Arieli, our Chief Financial Officer, and Michael Boukaya, our Chief Operating Officer; for 2022, 2021, and 2020, Issachar Ohana, our former EVP Worldwide Sales; and for 2023, Mr. Toquet, our Chief Commercial Officer.

PEO Total Compensation Amount	$ 3,945,887	$ 2,064,442	$ 2,900,681	$ 3,046,985
PEO Actually Paid Compensation Amount	$ 2,409,828	1,359,538	5,154,793	5,057,919
Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1, Mr. Panush and PEO 2, Mr. Wertheizer, as computed in accordance with Item 402(v) of Regulation S-K, and our other NEOs for each covered fiscal year (e.g., for 2023, Messrs. Arieli, Boukaya and Toquet). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2023	PEO 1 – A. Panush Other NEOs*	$3,945,887 $1,261,805	($3,109,760) ($852,586)	$1,573,701 $324,724	$2,409,828 $733,942
2022	PEO 2 – G. Wertheizer Other NEOs*	$2,064,442 $1,184,102	($845,081) ($397,635)	$140,177 $60,479	$1,359,538 $846,947
2021	PEO 2 – G. Wertheizer Other NEOs*	$2,900,681 $1,252,677	($1,242,867) ($532,895)	$3,496,979 $1,625,522	$5,154,793 $2,345,304
2020	PEO 2 – G. Wertheizer Other NEOs*	$3,046,985 $1,284,745	($1,989,128) ($768,919)	$4,000,062 $1,774,664	$5,057,919 $2,290,490

*Presented on an average basis.

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year, and were deducted from the applicable reported Summary Compensation Table Total.

(b)

The equity award adjustments for each covered fiscal year were added to the applicable reported Summary Compensation Table Total and each include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation	Total Equity Award Adjustments
2023	PEO 1 – A. Panush Other NEOs*	$1,573,701 $297,509	$0 ($15,144)	$0 $0	$0 $42,358	$0 $0	$0 $0	$1,573,701 $324,724
2022	PEO 2 – G. Wertheizer Other NEOs*	$444,759 $169,408	($289,296) ($81,841)	$0 $50,827	($15,286) ($77,915)	$0 $0	$0 $0	$140,177 $60,479
2021	PEO 2 – G. Wertheizer Other NEOs*	$451,209 $214,773	($5,055) ($10,021)	$0 $0	$3,050,824 $1,420,770	$0 $0	$0 $0	$3,496,979 $1,625,522
2020	PEO 2 – G. Wertheizer Other NEOs*	$3,155,672 $1,547,785	$667,459 $190,542	$0 $0	$176,932 $36,338	$0 $0	$0 $0	$4,000,062 $1,774,664

*Presented on an average basis.

Equity Award Valuations: PSU grant date fair values are calculated using the stock price as of the date of grant assuming target performance. The valuation assumptions used to calculate the fair values of the PSUs held by the PEOs and other NEOs that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price and performance accrual modifier as of year-end and as of the date of vest (or including the probable outcome of any such awards subject to performance conditions). RSU grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the RSUs held by the PEOs and other NEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of each vesting date. The fair value of the tranches of Mr. Ohana’s RSUs that were originally scheduled to vest in 2023, 2024, and 2025 have been calculated and included in the equity award adjustments for 2022 for our other NEOs, as the vesting of these award tranches was accelerated to December 31, 2022, upon his separation from the Company. PSUs held by Mr. Wertheizer (PEO 2) and Mr. Ohana remained outstanding and unvested as of December 31, 2022, and are included above for year 2022.

(3)

Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.

(4)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P Semiconductors Select Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

(6)	Refers to total revenues as reported in our audited financial statements for each covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,261,805	1,184,102	1,252,677	1,284,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 733,942	846,947	2,345,304	2,290,490
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Performance Measures

The Pay-versus-Performance table above and the charts below demonstrate that the compensation actually paid to our PEO and other NEOs is generally aligned with our performance for metrics presented in the tabular disclosure over the covered period, including TSR, net income and total revenues.

Compensation Actually Paid and Company TSR

As shown in the chart below, the amount of compensation actually paid to Mr. Wertheizer (PEO 2) and the average amount of compensation actually paid to our other NEOs as a group is generally aligned with our TSR relative to the S&P Semiconductor Select Index, in that our compensation actually paid increased for 2021 following our TSR exceeding our peer group TSR in 2020, and our compensation actually paid decreased significantly for 2022 and, for our other NEOs as a group, further decreased in 2023, following the significant underperformance of our TSR compared to our peer group in 2021 and sustained TSR underperformance thereafter. Compensation for Mr. Panush (PEO 1) in 2023 significantly exceeds compensation for Mr. Wertheizer (PEO 2) in 2022 notwithstanding the comparative decline in TSR because this compensation includes Mr. Panush’s one-time sign-on RSU award with a $1.2 million grant value.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The chart below illustrates the correlation between compensation actually paid to our PEOs and average compensation actually paid to our other NEOs against the Company’s net income. Our fiscal year 2022 net income was heavily influenced by the impact of a tax charge to record a valuation allowance in 2022, as well as by our decision to cease the development of the Immervision technology we acquired in 2019 and the related impairment charge, and increased research and development costs. We do not use net income, whether on a GAAP or non-GAAP basis, as a financial performance measure in our executive compensation program, but there is an indirect correlation between our profitability and compensation actually paid through the impact of EPS performance as an incentive plan metric on pay outcomes.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Total Revenue

The chart below compares the compensation actually paid to our PEOs and other NEOs with our revenue performance, the financial metric in our assessment that is most important for linking pay and performance in the covered years. Our increase in compensation actually paid from 2020 to 2021 correlated with our 23% year-over-year increase in total revenues from 2020 to 2021. However in 2022, despite a 10% increase in revenues, compensation actually paid declined due to lower incentive plan payouts and stock price declines. Compensation for Mr. Panush (PEO 1) in 2023 significantly exceeds compensation for Mr. Wertheizer (PEO 2) in 2022 notwithstanding the comparative decline in total revenues because this compensation includes Mr. Panush’s one-time sign-on RSU award with a $1.2 million grant value.

Tabular List, Table

Financial Performance Measures

Our compensation philosophy seeks to create a performance-oriented environment by rewarding executive officers for the achievement of our business objectives, both short-term and long-term. We believe that our executive officers’ compensation should not be based on the short-term performance of our stock, whether favorable or unfavorable, but rather that the price of our stock will, in the long-term, reflect our operating performance and ultimately the management of the company by our executive officers. For the most recently completed fiscal year, our key performance measures, in no particular order, were:

■	Total revenues
■	Total licensing and related revenues
■	Non-GAAP earnings per share

Total Shareholder Return Amount	$ 84	95	160	169
Peer Group Total Shareholder Return Amount	213	158	230	161
Net Income (Loss)	$ (11,878,000)	$ (23,183,000)	$ 396,000	$ (2,379,000)
Company Selected Measure Amount	97,419,000	120,583,000	113,832,000	100,326,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Total licensing and related revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP earnings per share
PEO Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,109,760	$ 845,081	$ 1,242,867	$ 1,989,128
NEO Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	852,586	397,635	532,895	768,919
PEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,573,701	140,177	3,496,979	4,000,062
NEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,724	60,479	1,625,522	1,774,664
PEO Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,573,701	444,759	451,209	3,155,672
NEO Year End Fair Value of Equity Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,509	169,408	214,773	1,547,785
PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	289,296	5,055	667,459
NEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,144	81,841	10,021	190,542
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	50,827	0	0
PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	15,286	3,050,824	176,932
NEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,358	77,915	1,420,770	36,338
PEO Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,573,701	140,177	3,496,979	4,000,062
NEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 324,724	60,479	1,625,522	1,774,664
Former CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,064,442	2,900,681	3,046,985
PEO Actually Paid Compensation Amount		$ 1,359,538	$ 5,154,793	$ 5,057,919